                                                                      MHM Final

                              SEMI-ANNUAL REPORT

                          (During The Eleventh Term)

                             From: October 1, 2006

                              To: March 31, 2007

       LOOMIS SAYLES FUNDS II - LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                              SEMI-ANNUAL REPORT
                          (During The Eleventh Term)
                             From: October 1, 2006
                              To: March 31, 2007

To: Director of Kanto Local Finance Bureau

                                                    Filing Date: June 29, 2007

Name of the Fund:                     LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Name of the Registrant Trust:         LOOMIS SAYLES FUNDS II

Name and Official Title of the        Michael Kardok
  Representative:                     Treasurer of the Trust

Address of Principal Office:          399 Boylston Street
                                      Boston, Massachusetts 02116
                                      U. S. A.

Name and Title of Registration Agent: Harume Nakano
                                      Attorney-at-Law
                                      Signature [Harume Nakano]
                                                      (Seal)

                                      Ken Miura
                                      Attorney-at-Law
                                      Signature [Ken Miura]
                                                    (Seal)

Address or Place of Business          Marunouchi Kitaguchi Building
                                      6-5, Marunouchi 1-chome
                                      Chiyoda-ku, Tokyo

Name of Liaison Contact:              Harume Nakano
                                      Ken Miura
                                      Attorneys-at-Law

Place of Liaison Contact:             Mori Hamada & Matsumoto
                                      Marunouchi Kitaguchi Building
                                      6-5, Marunouchi 1-chome
                                      Chiyoda-ku, Tokyo

Phone Number:                         03-6212-8316

Places where a copy of this Semi-Annual Report is available for Public
Inspection

   Not applicable.

                                   CONTENTS

                                                                  This English
                                                                  translation
                                                                  ------------
I.   STATUS OF INVESTMENT PORTFOLIO..............................      1

     (1) Diversification of Investment Portfolio.................      1

     (2) Results of Past Operations..............................      2

          (a) Record of Changes in Net Assets....................      2
          (b) Record of Distributions Paid.......................      4
          (c) Record of Earnings Ratio...........................      7

II.  OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND.............      8

III. RECORD OF SALES AND REPURCHASES.............................      8

IV.  OUTLINE OF THE TRUST........................................      8

     (1) Amount of Capital.......................................      8

     (2) Description of Business and Outline of Operation........      9

     (3) Miscellaneous...........................................      12

V.   OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT
       MANAGEMENT COMPANY........................................      12

I. STATUS OF INVESTMENT PORTFOLIO
   (LOOMIS SAYLES INVESTMENT GRADE BOND FUND (hereinafter referred to as the "Fund"))

(1) Diversification of Investment Portfolio

                                                      (As of the end May, 2007)
                                                                     Investment
                                                  Market Value Total   Ratio
Types of Assets                   Name of Country       Dollar          (%)
---------------                   --------------- ------------------ ----------
Corporate Bonds                   U.S.                550,299,954       40.45%
                                  Canada               26,605,584        1.96%
                                  United Kingdom       21,519,789        1.58%
                                  Spain                11,156,649        0.82%
                                  Australia             8,771,136        0.64%
                                  Brazil                7,293,975        0.54%
                                  Chile                 7,260,874        0.53%
                                  Multinational         4,605,850        0.34%
                                  Netherlands           3,299,456        0.24%
                                  Mexico                3,107,085        0.23%
                                  Luxembourg            2,400,797        0.18%
                                  Philippines           1,632,470        0.12%
                                  France                1,333,486        0.10%
                                  Malaysia              1,190,036        0.09%
                                  Ireland                 740,662        0.05%
                                  India                   682,583        0.05%
                                  Singapore               334,294        0.02%

Convertible Bonds                 U.S.                 22,129,715        1.63%

Government/Agencies               U.S.                313,625,808       23.05%

Foreign Government Bonds          Canada              184,070,516       13.53%
                                  Mexico               37,076,230        2.73%
                                  Supranational        32,028,076        2.35%
                                  Brazil               15,304,163        1.12%
                                  South Africa          4,150,968        0.31%
                                  Peru                    235,000        0.02%

Short Term Investments                                418,654,015       30.77%

Sub-Total                                           1,679,509,171      123.45%

Cash, Deposit and other assets                       (319,073,572)     -23.45%
(after deduction of liabilities)

Total (Net Asset Value)                             1,360,435,599         100%

Note 1: The investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is (Yen)121.69 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Mitsubishi-Tokyo UFJ, Ltd. as of May 31, 2007. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets

       Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2007 is as follows:

                                                               Net Asset Value
            121.69                   Total Net Asset Value         per Share
            ------                ---------------------------- ---------------
                                  USD (thousand) JPY (million)   USD     JPY
                                  -------------- ------------- ------- -------
June                    Class Y       51,628         6,283     11.04   1,343
                        Class J      232,847        28,335     11.03   1,342
                        Class B        4,431           539     11.00   1,339
                        Class C       58,250         7,088     10.99   1,337
                        Class A       96,442        11,736     11.04   1,343

July                    Class Y       64,959         7,905     11.11   1,352
                        Class J      225,779        27,475     11.09   1,350
                        Class B        4,768           580     11.07   1,347
                        Class C       63,794         7,763     11.05   1,345
                        Class A      111,303        13,544     11.11   1,352

August                  Class Y       70,998         8,640     11.32   1,378
                        Class J      224,061        27,266     11.30   1,375
                        Class B        5,230           636     11.28   1,373
                        Class C       72,721         8,849     11.26   1,370
                        Class A      131,942        16,056     11.32   1,378

September               Class Y       76,548         9,315     11.36   1,382
                        Class J      214,894        26,150     11.34   1,380
                        Class B        5,525           672     11.31   1,376
                        Class C       82,863        10,084     11.30   1,375
                        Class A      152,054        18,503     11.35   1,381

October                 Class Y       84,849        10,325     11.47   1,396
                        Class J      209,266        25,466     11.46   1,395
                        Class B        6,409           780     11.43   1,391

                                                               Net Asset Value
            121.69                   Total Net Asset Value        per Share
            ------                ---------------------------- ---------------
                                  USD (thousand) JPY (million)   USD     JPY
                                  -------------- ------------- ------- -------
                      Class C         97,517        11,867     11.42   1,390
                      Class A        170,673        20,769     11.47   1,396

November              Class Y         97,526        11,868     11.58   1,409
                      Class J        207,284        25,224     11.56   1,407
                      Class B          7,164           872     11.53   1,403
                      Class C        121,745        14,815     11.52   1,402
                      Class A        210,133        25,571     11.58   1,409

December              Class Y        118,043        14,365     11.33   1,379
                      Class J        200,104        24,351     11.32   1,378
                      Class B          7,628           928     11.30   1,375
                      Class C        143,102        17,414     11.28   1,373
                      Class A        253,611        30,862     11.33   1,379

2007 end of January   Class Y        148,836        18,112     11.31   1,376
                      Class J        191,899        23,352     11.29   1,374
                      Class B          8,770         1,067     11.26   1,370
                      Class C        175,460        21,352     11.25   1,369
                      Class A        291,679        35,494     11.31   1,376

February              Class Y        170,638        20,765     11.53   1,403
                      Class J        191,385        23,290     11.51   1,401
                      Class B          9,567         1,164     11.48   1,397
                      Class C        216,565        26,354     11.46   1,395
                      Class A        333,884        40,630     11.52   1,402

March                 Class Y        193,492        23,546     11.43   1,391
                      Class J        188,810        22,976     11.41   1,388
                      Class B         10,956         1,333     11.38   1,385
                      Class C        274,894        33,452     11.36   1,382
                      Class A        387,607        47,168     11.42   1,390

April                 Class Y        222,487        27,074     11.57   1,408
                      Class J        188,841        22,980     11.55   1,406
                      Class B         12,208         1,486     11.52   1,402
                      Class C        324,079        39,437     11.51   1,401
                      Class A        432,410        52,620     11.57   1,408

May                   Class Y        273,352        33,264     11.55   1,406
                      Class J        186,171        22,655     11.53   1,403
                      Class B         14,019         1,706     11.50   1,399
                      Class C        382,716        46,573     11.49   1,398
                      Class A        504,178        61,353     11.55   1,406

(b) Record of Distributions Paid

                                                               Distribution per
                                                                    Share
                                                               ----------------
121.69    Distribution Date     Ex-dividend Date                 USD      JPY
------  ---------------------  -------------------             -------- -------
10th FY October 6, 2005        October 3, 2005      Class Y    0.0467    5.68
                                                    Class J    0.0390    4.75
                                                    Class B    0.0355    4.32
                                                    Class C    0.0359    4.37
                                                    Class A    0.0430    5.23

        November 4, 2005       November 1, 2005     Class Y    0.0435    5.29
                                                    Class J    0.0361    4.39
                                                    Class B    0.0331    4.03
                                                    Class C    0.0329    4.00
                                                    Class A    0.0418    5.09

        December 6, 2005       December 1, 2005     Class Y    0.0485    5.90
                                                    Class J    0.0410    4.99
                                                    Class B    0.0381    4.64
                                                    Class C    0.0383    4.66
                                                    Class A    0.0449    5.46

        January 4, 2006        December 29, 2005    Class Y    0.4791   58.30
                                                    Class J    0.4716   57.39
                                                    Class B    0.4680   56.95
                                                    Class C    0.4685   57.01
                                                    Class A    0.4753   57.84

        February 6, 2006       February 1, 2006     Class Y    0.0489    5.95
                                                    Class J    0.0417    5.07
                                                    Class B    0.0381    4.64
                                                    Class C    0.0387    4.71
                                                    Class A    0.0455    5.54

        March 6, 2006          March 1, 2006        Class Y    0.0470    5.72
                                                    Class J    0.0403    4.90
                                                    Class B    0.0375    4.56
                                                    Class C    0.0378    4.60
                                                    Class A    0.0437    5.32

        April 6, 2006          April 3, 2006        Class Y    0.0485    5.90
                                                    Class J    0.0413    5.03
                                                    Class B    0.0375    4.56
                                                    Class C    0.0383    4.66
                                                    Class A    0.0449    5.46

        May 8, 2006            May 1, 2006          Class Y    0.0505    6.15
                                                    Class J    0.0436    5.31
                                                    Class B    0.0402    4.89
                                                    Class C    0.0405    4.93
                                                    Class A    0.0470    5.72

        June 6, 2006           June 1, 2006         Class Y    0.0502    6.11
                                                    Class J    0.0430    5.23
                                                    Class B    0.0393    4.78
                                                    Class C    0.0397    4.83
                                                    Class A    0.0465    5.66

                                                               Distribution per
                                                                    Share
                                                               ----------------
121.69    Distribution Date     Ex-dividend Date                 USD      JPY
------  ---------------------  -------------------             -------- -------
10th FY July 7, 2006           July 3, 2006         Class Y    0.0495    6.02
                                                    Class J    0.0424    5.16
                                                    Class B    0.0394    4.79
                                                    Class C    0.0394    4.79
                                                    Class A    0.0459    5.59

        August 4, 2006         August 1, 2006       Class Y    0.0502    6.11
                                                    Class J    0.0430    5.23
                                                    Class B    0.0398    4.84
                                                    Class C    0.0400    4.87
                                                    Class A    0.0468    5.70

        September 7, 2006      September 1, 2006    Class Y    0.0498    6.06
                                                    Class J    0.0425    5.17
                                                    Class B    0.0394    4.79
                                                    Class C    0.0396    4.82
                                                    Class A    0.0478    5.82

11th FY October 5, 2006        October 2, 2006      Class Y    0.0502    6.11
                                                    Class J    0.0430    5.23
                                                    Class B    0.0400    4.87
                                                    Class C    0.0406    4.94
                                                    Class A    0.0473    5.76

        November 6, 2006       November 1, 2006     Class Y    0.0516    6.28
                                                    Class J    0.0442    5.38
                                                    Class B    0.0414    5.04
                                                    Class C    0.0429    5.22
                                                    Class A    0.0493    6.00

        December 6, 2006       December 1, 2006     Class Y    0.0497    6.05
                                                    Class J    0.0424    5.16
                                                    Class B    0.0394    4.79
                                                    Class C    0.0413    5.03
                                                    Class A    0.0475    5.78

        Janaury 4, 2007        December 29, 2006    Class Y    0.1179   14.35
                                                    Class J    0.1104   13.43
                                                    Class B    0.1072   13.05
                                                    Class C    0.1091   13.28
                                                    Class A    0.1157   14.08

        February 6, 2007       February 1, 2007     Class Y    0.0486    5.91
                                                    Class J    0.0411    5.00
                                                    Class B    0.0383    4.66
                                                    Class C    0.0400    4.87
                                                    Class A    0.0463    5.63

        March 6, 2007          March 1, 2007        Class Y    0.0469    5.71
                                                    Class J    0.0405    4.93
                                                    Class B    0.0375    4.56
                                                    Class C    0.0394    4.79
                                                    Class A    0.0450    5.48

                                                               Distribution per
                                                                    Share
                                                               ----------------
121.69    Distribution Date     Ex-dividend Date                 USD      JPY
------  ---------------------  -------------------             -------- -------
11th FY April 5, 2007          April 2, 2007        Class Y    0.0475   5.78
                                                    Class J    0.0403   4.90
                                                    Class B    0.0370   4.50
                                                    Class C    0.0390   4.75
                                                    Class A    0.0451   5.49

        May 7, 2007            May 1, 2007          Class Y    0.0480   5.84
                                                    Class J    0.0410   4.99
                                                    Class B    0.0378   4.60
                                                    Class C    0.0397   4.83
                                                    Class A    0.0460   5.60

(c) Record of Earnings Ratio

   Record of earnings ratio during one year up to and including the end of May, 2007 is as follows:

                                            Earning ratio (%) 1) 2)
                                            -----------------------
             Class Y                                 9.80%
             Class J                                 9.04%
             Class B                                 8.63%
             Class C                                 8.87%
             Class A                                 9.62%

(Note) The earning ratio of each class is calculated based on the following formula:

NAV per share 5/31/07 + Distributions for one year - NAV per share 5/31/06 ------------------------------------------------------------------------ X 100
                           NAV per share 5/31/06

--------
1)  Includes capital gain distributions.
2)  Distributions used for the period ended 5/31/07 are based on payment date.

II. OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND

    The Fund shall use as the auditors the professional services of PricewaterhouseCoopers LLP, an independent registered public accounting firm.

    [The Japanese translation of the financial statement of the Fund to be incorporated.]

III RECORD OF SALES AND REPURCHASES

        Record of sales and repurchases during one year period up to and including the end of May, 2007 and number of outstanding shares of the Fund as of the end of May, 2007 are as follows:

                             Number of    Number of Units     Number of
                             Units Sold     Repurchased   Outstanding Units
                           -------------  --------------- -----------------
Class Y                    21,957,135.092  1,414,194.866    23,662,944.063
                                (0)             (0)              (0)
Class J                     916,100.000    6,440,520.000    16,142,310.000
                           (916,100.000)  (6,440,520.000)  (16,142,310.000)
Class B                     907,358.813     68,417.382      1,218,912.081
                                (0)             (0)              (0)
Class C                    29,561,301.049  1,218,208.518    33,321,581.442
                                (0)             (0)              (0)
Class A                    38,868,128.402  3,508,275.725    43,658,954.777
                                (0)             (0)              (0)

Note : The numbers of shares sold, redeemed and outstanding in the parenthesis represents those sold, redeemed and outstanding in Japan.

IV. OUTLINE OF THE TRUST

(1) Amount of Capital:

    1. Trust

       Not applicable.

    2. Loomis, Sayles & Company, L.P. (Investment Management Company)

       1)  Amount of Capital (issued capital stock at par value):

           Not applicable. Provided, however, that the partner capital was $67,765,224 ((Yen)8,246 million) as of May 31, 2007.

       2)  Number of authorized shares of capital stock:

           Not applicable.

       3)  Number of outstanding shares of capital stock:

           Not applicable.

       4)  Increase/decrease in amount of capital for the last 5 years:

           Not applicable.

(2) Description of Business and Outline of Operation:

1.  Trust

   The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Loomis Sayles & Company, L.P., the investment adviser, to render investment advisory services, IXIS Asset Management Advisors, L.P., to render administrative services, and State Street Bank and Trust Company, to hold the assets of the Fund in custody and act as Transfer, Dividend Payment and Shareholder Servicing Agent.

2.  Loomis, Sayles & Company, L.P. (Investment Management Company)

   Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds, among other clients. As of the end of May, 2007, Investment Management Company administers and manages the following 46 portfolio, including 12 portfolios of the Trust with the total net asset value is US$ 11,595 million.

Fund List

                                                   (as of the end of May, 2007)

                        Month
                        /Date
                        /Year      Principal        Total NAV     NAV per share
Fund                 Established Characteristics   ($ thousand)       ($)
----                 ----------- --------------- ---------------- ------------
LOOMIS SAYLES FUNDS I (10 portfolios)

Loomis Sayles Bond     5/16/91       Fixed       Retail 5,276,283 Retail  14.74
  Fund                            Income/Open
                                                 Inst.  6,880,245 Inst.   14.79
                                                 Admin    167,447 Admin   14.71

Loomis Sayles          5/10/91    Global/Open    Retail   761,421 Retail  15.46
  Global Bond Fund
                                                 Inst.    883,309 Inst.   15.60

Loomis Sayles Fixed    1/17/95       Fixed       Inst.    564,176 Inst.   14.21
  Income Fund                     Income/Open

Loomis Sayles          6/5/96        Fixed       Inst.    185,564 Inst.    8.50
  Institutional                   Income/Open
  High Income Fund

Loomis Sayles          1/28/98       Fixed       Inst.     34,752 Inst.    9.44
  Intermediate                    Income/Open
  Duration Fixed
  Income Fund

Loomis Sayles          7/1/94        Fixed       Inst.    195,937 Inst.   12.81
  Investment Grade                Income/Open
  Fixed Income Fund

Loomis Sayles Small    5/13/91    Equity/Open    Retail   427,097 Retail  29.38
  Cap Value Fund
                                                 Inst.    546,717 Inst.   29.62
                                                 Admin     86,667 Admin   29.00

Loomis Sayles          5/21/91       Fixed       Inst.     12,261 Inst.   10.33
  Inflation                       Income/Open
  Protected
  Securities Fund

Loomis Sayles High     4/13/04       Fixed       Inst.     74,291 Inst.   10.82
  Income                          Income/Open
  Opportunities Fund

                                  Month
                                  /Date
                                  /Year      Principal        Total NAV     NAV per share
Fund                           Established Characteristics   ($ thousand)       ($)
----                           ----------- --------------- ---------------- ------------
Loomis Sayles Securitized        3/2/06        Fixed       Inst.    301,476 Inst.   10.10
  Asset Fund                                Income/Open

LOOMIS SAYLES FUNDS II (12 portfolios)

Loomis Sayles Mid Cap Growth    12/31/96    Equity/Open    Retail    27,439 Retail  24.50
  Fund
                                                           Inst.     21,728 Inst.   25.09

Loomis Sayles Research Fund     7/31/00     Equity/Open      A        1,424   A      9.47
                                                             B          342   B      9.29
                                                             C        1,433   C      9.24
                                                             Y       26,631   Y      9.53

Loomis Sayles Growth Fund       5/16/91     Equity/Open      A      221,172   A      6.66
                                                             B       29,027   B      6.47
                                                             C       39,068   C      6.47
                                                             Y      114,495   Y      6.95

Loomis Sayles Value Fund        5/13/91     Equity/Open    Retail    18,086 Retail  23.83
                                                           Inst.    162,003 Inst.   23.88

Loomis Sayles Investment        12/31/96       Fixed         Y      273,352   Y     11.55
  Grade Bond Fund                           Income/Open
                                                             J      186,171   J     11.53
                                                             A      504,178   A     11.55
                                                             B       14,019   B     11.50
                                                             C      382,716   C     11.49

Loomis Sayles Small Cap         12/31/96    Equity/Open      R        2,883   R     14.41
  Growth Fund
                                                           Inst.     25,294 Inst.   14.80

Loomis Sayles Global Markets     5/1/96     Global/Open      A       14,563   A     14.63
  Fund                                                       C       35,493   C     14.55
                                                             Y       67,861   Y     14.66

Loomis Sayles Tax-Managed       10/1/95     Equity/Open    Inst.      6,231 Inst.   11.39
  Equity Fund

Loomis Sayles Limited Term       1/3/89        Fixed         A      107,440   A     10.96
  Government and Agency Fund                Income/Open
                                                             B        7,518   B     10.94
                                                             C        4,640   C     10.96
                                                             Y        4,195   Y     10.99

Loomis Sayles Municipal          5/9/77        Fixed         A       87,503   A      7.42
  Income Fund                               Income/Open
                                                             B        4,544   B      7.43

Loomis Sayles High Income Fund  2/22/84        Fixed         A       33,881   A      5.34
                                            Income/Open
                                                             B        5,656   B      5.35
                                                             C        5,130   C      5.35

Loomis Sayles Strategic          5/1/95        Fixed         A    5,019,942   A     15.20
  Income Fund                               Income/Open
                                                             B      231,170   B     15.27
                                                             C    3,375,943   C     15.27
                                                             Y      531,513   Y     15.20

IXIS ADVISOR FUNDS TRUSTS I, II, and III (7 portfolios)

IXIS U.S. Diversified            7/7/94     Equity/Open      A      424,476   A     25.74
  Portfolio
                                                             B      145,829   B     22.75
                                                             C       48,530   C     22.77
                                                             Y       22,071   Y     27.48

IXIS Value Fund                  6/5/70     Equity/Open      A      114,112   A      9.56
                                                             B       17,813   B      8.42
                                                             C        3,229   C      8.42

Loomis Sayles                   3/23/84        Fixed         A       66,569   A     16.45
                                            Income/Open
Massachusetts Tax Free Income                                B        1,768   B     16.41
  Fund

                             Month
                             /Date
                             /Year         Principal           Total NAV
Fund                      Established   Characteristics       ($ thousand)    NAV per share ($)
----                      ----------- -------------------- ------------------ -----------------
Loomis Sayles Core Plus    11/7/73     Fixed Income/Open    A       99,316     A      11.25
  Bond Fund
                                                            B       96,425     B      11.26
                                                            C       10,576     C      11.27
                                                            Y       14,757     Y      11.30

IXIS Moderate              7/14/04    Fixed Income/Equity/  A       25,355     A      11.56
  Diversified Portfolio                      Open           C       66,787     C      11.51

IXIS Equity Diversified    1/31/05        Equity/Open       A        9,635     A      12.34
  Portfolio                                                 C       20,889     C      12.22

IXIS Income Diversified    11/17/05    Fixed Income/Open    A       72,896     A      11.32
  Portfolio                                                 C       90,613     C      11.30

                             Month
                             /Date
                             /Year         Principal           Total NAV
Fund                      Established   Characteristics       ($ thousand)    NAV per share ($)
----                      ----------- -------------------- ------------------ -----------------
UNRELATED FUNDS (16 portfolios)

Metropolitan Series Fund    5/2/94        Equity/Open       A   $  370,786(1)  A    $233.84(1)
-Loomis Sayles                                              B   $   45,369(1)  B    $231.30(1)
Small Cap Portfolio                                         E   $   58,107(1)  E    $232.06(1)

Met Investors Series        5/1/06       Equity/Fixed       A   $  523,500(1)  A    $ 10.36
  Trust
Loomis Sayles                             Income/Open       B   $    9,800(1)  B    $ 10.34
  Global Markets
  Portfolio

Managers Bond Fund           5/84      Fixed Income/Open        $  906,776(1)       $ 24.76

Managers Global Bond Fund  3/12/02     Fixed Income/Open        $   53,670(1)       $ 21.35

Managers Fixed Income      5/18/04     Fixed Income/Open    A   $   11,776(1)  A    $ 10.50
  Fund                                                      B   $   13,089(1)  B    $ 10.42
                                                            C   $   15,454(1)  C    $ 10.50
                                                            Y   $   25,861(1)  Y    $ 10.55

Maxim Loomis Sayles        11/1/94        Equity/Open           $  265,030(1)       $ 21.28(1)
  Small-Cap Value
  Portfolio

Maxim Loomis Sayles Bond   11/1/94     Fixed Income/Open        $  340,080(1)       $ 12.58(1)
  Portfolio

GuideStone Funds           8/27/01           Fixed         GS-2 $   59,916(1) GS-2  $  7.84
Trust-Extended Duration                   Income/Open      GS-4 $  467,877(1) GS-4  $ 14.59
  Bond Fund                                                GS-6 $   15,730(1) GS-6  $  7.84
                                                           GS-8 $    5,547(1) GS-8  $  7.83

USAA Growth Fund           04/05/71         Equity              $  907,291(2)       $ 16.44
                                             Open

USAA Growth & Income Fund   8/1/97          Equity              $1,513,407(2)       $ 20.12
                                             Open

TA IDEX Bond Portfolio      1/1/07     Fixed Income/Open    I           (3)    I         (3)

Pacific Life Fundss        9/28/01          Equity          A   $   22,548(4)  A    $ 10.08
  Large Cap Growth Fund                      Open           B   $      490(4)  B    $  9.77
                                                            C   $      898(4)  C    $  9.76

Pacific Select Fund         1/2/01          Equity              $1,585,864(1)       $  7.71(1)
  Large Cap Growth                           Open
  Portfolio

Saratoga Financial          1/7/03          Equity          A   $      948(5)  A    $ 13.25
  Services Portfolio                         Open           B   $      822(5)  B    $ 12.59
                                                            C   $      102(5)  C    $ 12.58
                                                            I   $    1,843(5)  I    $ 13.52

                              Month
                              /Date
                              /Year       Principal     Total NAV     NAV per share
Fund                       Established Characteristics ($ thousand)       ($)
----                       ----------- --------------- ---------      ----------
Saratoga Large               9/1/94        Equity      A   $20,166(5) A    $16.98
  Capitalization Growth                     Open       B   $   211(5) B    $15.66
  Portfolio                                            C   $ 1,865(5) C    $15.71
                                                       I   $35,940(5) I    $17.07
Saratoga Energy & Basic      1/7/03        Equity      A   $ 4,576(5) A    $35.70
  Materials Portfolio                       Open       B   $ 2,968(5) B    $33.92
                                                       C   $   185(5) C    $27.37(5)
                                                       I   $ 2,727(5) I    $36.32
Roszel/Loomis Sayles Large   7/1/02        Equity          $ 1,348(1)      $ 9.97(1)
  Cap Growth Portfolio                      Open

--------
(1) At December 31, 2006.
(2) At January 31, 2007.
(3) New fund--no financials have yet been published.
(4) At September 30, 2006.
(5) At February 28, 2007.

(3) Miscellaneous:

1.  Trust

   During the six months prior to the filing of this document, there has been, or is, no litigation which had or is expected to have a material effect on the Fund or the Trust during the six months before the filing of this report.

2.  Loomis, Sayles & Company, L.P. (Investment Management Company)

   During the six months prior to the filing of this document, there has been no litigation or fact which caused or would cause, a material effect to the Fund or the Investment Management Company.

V.  OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

   The Investment Management Company shall use as the auditors the professional services of Pricewaterhouse Coopers.

[The Japanese translation of the financial statement of the Management Company to be incorporated.]

                                                                      MHM Final

                AMENDMENT TO SECURITIES REGISTRATION STATEMENT

       LOOMIS SAYLES FUNDS II - LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau

                                                     Filing Date: June 29, 2007

Name of the Registrant Trust:              LOOMIS SAYLES FUNDS II

Name and Official Title of Representative: Michael Kardok
                                           Treasurer of the Trust

Address of Principal Office:               399 Boylston Street
                                           Boston, Massachusetts 02116
                                           U. S. A.

Name and Title of Registration Agent:      Harume Nakano
                                           Attorney-at-Law
                                           Signature [Harume Nakano]
                                                              (Seal)

                                           Ken Miura
                                           Attorney-at-Law
                                           Signature [Ken Miura]
                                                          (Seal)

Address or Place of Business               Marunouchi Kitaguchi Building
                                           6-5, Marunouchi 1-chome
                                           Chiyoda-ku, Tokyo

Name of Liaison Contact:                   Harume Nakano
                                           Ken Miura
                                           Attorneys-at-Law

Place of Liaison Contact:                  Mori Hamada & Matsumoto
                                           Marunouchi Kitaguchi Building
                                           6-5, Marunouchi 1-chome
                                           Chiyoda-ku, Tokyo

Phone Number:                              03-6212-8316

Name of the Fund Making Public Offering    LOOMIS SAYLES INVESTMENT GRADE
or Sale of Foreign Investment Fund         BOND FUND
Securities:

 Aggregate Amount of Foreign Investment     Shares of a series of a
 Fund Securities to be Publicly Offered or  diversified open-end management
 Sold:                                      investment company organized as a
                                            Massachusetts business trust;

                                            Up to US$1.3 billion
                                            (approximately JPY158.20 billion)

Note : U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=(Yen)121.69 the mean of the exchange rate quotations by The Bank of Mitsubishi Tokyo UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of May 31, 2007.

Places where a copy of this Semi-Annual Report is available for Public
Inspection

   Not applicable.

I.  REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

      This statement is intended to amend and update the relevant information of the Securities Registration Statement filed March 30, 2007 (the "original SRS") due to the fact that the Semi-annual Report was filed today. It is also intended to amend the original SRS to reflect some subsequent changes.

      The exchange rate used in this statement is different from the one used in the original SRS, as the latest exchange rate is used in this statement.

   Amended parts are underlined in "(2) Other amendments".

II. CONTENTS OF AMENDMENT:

(1) Amendments made due to filing of Semi-Annual Report

The following items in the original SRS are updated and/or added as stated in the Semi-Annual Report.

                                                                                     Manner of
Original SRS                                       Semi-Annual Report                Amendment
------------                             ---------------------------------------  ---------------
PART II INFORMATION CONCERNING FUNDS     1 STATUS OF INVESTMENT FUND
I. DESCRIPTION OF THE FUND
5  STATUS OF INVESTMENT FUND
(1)Diversification of Investment         (1)Diversification of Investment         Update
   Portfolio                                Portfolio
(3)Result of Past Operation              (2)Result of Past Operation              Addition/Update

II.FINANCIAL HIGHLIGHTS                  II  OUTLINE OF FINANCIAL CONDITIONS OF   Addition
                                             THE FUND

PART III DETAILED INFORMATION OF THE     II. OUTLINE OF FINANCIAL CONDITIONS OF   Addition
  FUND                                       THE FUND
VI FINANCIAL CONDITIONS OF THE FUND

V. RESULT OF SALE AND REPURCHASE         III. RESULT OF SALE AND REPURCHASE       Addition

PART IV SPECIAL INFORMATION              IV. OUTLINE OF THE TRUST
I  OUTLINE OF THE TRUST
1  OUTLINE OF THE TRUST
(2)Loomis Sayles and Company, L.P. (the  (1)Amount of Capital                     Update
   Investment Management Company)        2  Loomis Sayles and Company, L.P. (the
(a)Amount of Capital                        Investment Management Company)

2  DESCRIPTION OF BUSINESS AND OUTLINE   (2)Description of Business and Outline   Update
   OF OPERATION                             of Operation
(2)Investment Management Company         2  Investment Management Company

5  MISCELLANEOUS                         IV OUTLINE OF THE TRUST                  Addition
                                         (3)Miscellaneous

--------
*  Contents of the Semi-Annual Report are as follows:

[The contents of the Semi-Annual Report are inserted.]

(2) Other amedments

Cover

(Before the amendment)

Places where a copy of this Securities Registration
Statement is available for Public Inspection

   Not applicable.

(After the amendment)

Places where a copy of this Securities Registration
Statement is available for Public Inspection

   Not applicable.

(Note) After the Financial Instruments and Exchange Law in Japan is enforced, any reference of the "Japanese Securities and Exchange Law" in this document will be replaced with the "Financial Instruments and Exchange Law".

PART I. INFORMATION CONCERNING SECURITIES

12. MISCELLANEOUS:

(Before the amendment)

(B) Outline of Underwriting, etc.:

(a) The Distributors in Japan will undertake to make a public offering of Shares in accordance with an agreement dated May 4, 1999 with Loomis Sayles Distributors, L.P. (hereinafter referred to as the "Distributor") in connection with the sale of the Shares in Japan.

(After the amendment)

(B) Outline of Underwriting, etc.:

(a) Each of Distributors in Japan will undertake to make a public offering of Shares in accordance with the respective agreements dated May 4, 1999 with Loomis Sayles Distributors, L.P. (hereinafter referred to as the "Distributor") in connection with the sale of the Shares in Japan (The agreements were amended by the Amendment Agreements dated April 2, 2007 in case of Marusan and Mistubishi UFJ, and dated April 11, 2007 in case of SMBC Friend.)

PART II.INFORMATION CONCERNING FUND

I.  DESCRIPTION OF THE FUND

7.  OUTLINE OF MANAGEMENT AND OPERATION

(6) Outline of Disclosure System

2)  Disclosure in Japan
       and

PART III.DETAILED INFORMATION OF THE FUND

III.MANAGEMENT OF THE FUND

2   Outline of Disclosure System

(2) Disclosure in Japan

(ii)Disclosure to Japanese Shareholders:

(Before the amendment)

   When the Fund makes changes to the Declaration of Trust of the Fund, if the contents of such changes are material, the Fund must give 30 day prior notice thereof, including the contents of such changes, before such changes are made, and its written notice stating these matters must be given to Japanese Unitholders known to the Sales Handling Companies; provided, however, that if such notice is delivered to each of all Japanese Unitholders, no public notice is required.

(After the amendment)

   When the Fund makes changes to the Declaration of Trust of the Fund, if the contents of such changes are material, the Fund must give 30 day prior notice thereof, including the contents of such changes, before such changes are made, and its written notice stating these matters must be given to Japanese Unitholders known to the Sales Handling Companies; provided, however, that if such notice is delivered to each of all Japanese Unitholders, no public notice is required.

   After the Amendment to the Investment Fund Law dated June 14, 2006 is enforced, the preceding paragraph will be read as follows: "When the Fund makes changes to the Declaration of Trust of the Fund, if the contents of such changes are material or if the Fund is merged with any other trust, the Fund must give 2-week prior notice in writing to Japanese Unitholders, stating the contents and reason(s) of such changes.

PART IV SPECIAL INFORMATION

II. OUTLINE OF THE OTHER RELATED COMPANIES

(Before the amendment)

(D) Marusan Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)

     (2) Description of Business

         Marusan is a diversified securities company in Japan. Marusan engages in handling the sales and redemptions of the fund shares for offering foreign investment funds.

(E) SMBC Friend Securities Co., Ltd. (Distributor in Japan)

     (2) Description of Business

         SMBC Friend is a diversified securities company in Japan. SMBC Friend engages in handling the sales and redemptions of the fund shares for offering foreign investment funds.

(F) Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan)

     (2) Description of Business

         Mitsubishi is a diversified securities company in Japan. Mitsubishi engages in handling the sales and redemptions of the fund shares for foreign investment funds.

(After the amendment)

(D) Marusan Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)

     (2) Description of Business

         Marusan practices securities business (the first financial instruments business after the Financial Instruments and Exchange Law is enforced) in Japan. Marusan engages in handling the sales and redemptions of the fund shares for offering foreign investment funds.

(E) SMBC Friend Securities Co., Ltd. (Distributor in Japan)

     (2) Description of Business

         SMBC Friend practices securities business (the first financial instruments business after the Financial Instruments and Exchange Law is enforced) in Japan. SMBC Friend engages in handling the sales and redemptions of the fund shares for offering foreign investment funds.

(F) Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan)

     (2) Description of Business

         Mitsubishi practices securities business (the first financial instruments business after the Financial Instruments and Exchange Law is enforced) in Japan. Mitsubishi engages in handling the sales and redemptions of the fund shares for foreign investment funds.

                            INCUMBENCY CERTIFICATE

   I, Coleen Downs Dinneen, duly elected Secretary of Loomis Sayles Funds II (the "Trust"), a business trust organized and existing under the laws of The Commonwealth of Massachusetts, U. S. A., hereby certify that Michael Kardok is a duly appointed Treasurer of the Trust, and hereby further certify that, at their meeting on May 3, 1999, the Trustees of the Trust authorized the officers of the Trust, among other things, to execute and deliver any and all documents in the opinion of such officer necessary or appropriate to the filing of the Securities Registration Statements, Annual Securities Reports, Semi-annual Reports, Extraordinary Reports, Financial Reports and Notifications of the Loomis Sayles Investment Grade Bond Fund series of the Trust in Japan, and that said Mr. Michael Kardok has, in his capacity as such Treasurer, executed, in the name and on behalf of the Fund, that certain Power of Attorney dated this 5th day of June, 2007.

   IN WITNESS WHEREOF, I have hereunto set my hand and seal of the Trust as of this 5th day of June, 2007.

                                              LOOMIS SAYLES FUNDS II

                                              By: /s/ COLEEN DOWNS DINNEEN
                                                  -----------------------------
                                                  Coleen Downs Dinneen
                                                  Secretary

                               POWER OF ATTORNEY

   KNOW ALL MEN BY THESE PRESENTS, that Loomis Sayles Funds II (the "Trust"), on behalf of its Loomis Sayles Investment Grade Bond Fund series (the "Fund"), does hereby constitute, designate, and appoint each of Harume Nakano and Ken Miura, attorneys-at-law of Mori Hamada & Matsumoto, with their offices at Marunouchi Kitaguchi Building, 6-5, Marunouchi 1-chome, Chiyoda-ku, Tokyo 100-8222, Japan, as its true and lawful agents, severally and not jointly, to represent and act for and in the name, place, and stead of the Fund in Japan for the following purposes:

1) To prepare, file, and prosecute and generally to represent the Fund in connection with the Securities Registration Statement to be filed with the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan for the proposed offering and sales in Japan of the shares of the Fund and annual securities reports, semi-annual reports and extraordinary reports to be filed with the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan (the "Reports");

2) To prepare, execute, and file amendments to the Securities Registration Statement and the Reports;

3) To prepare, execute, and file with the appropriate ministers or agencies of the Government of Japan any reports, notices, communications, and other documents required by law to be filed in connection with the Securities Registration Statement and the Reports;

4) To receive from officials or agencies of the Government of Japan any and all notices, orders, communications, and other documents addressed to the Fund pertaining to such Securities Registration Statement and the Reports;

5) To prepare, execute, and file any necessary notification or notifications with the appropriate ministers or agencies of the Government of Japan under the Foreign Exchange and Foreign Trade Law (law No. 228 of 1949, as amended) in connection with said offering and sale, to receive from said agencies of the Government of Japan any and all notices, orders, communications, and other documents addressed to the Fund pertaining to such notification or notifications, and to make amendments to such notification or notifications as may be deemed necessary or desirable;

6) To prepare, execute and file any necessary notification or notifications with the Commissioner of the Financial Services Agency under the Law Concerning Investment Trusts and Investment Corporations (Law No.198 of 1951, as amended) in connection with the offering and sales and to make amendments to the said notification or notifications of any changes as may be deemed necessary or desirable;

7) To perform any and all other acts necessary or incidental to the performance of the foregoing powers herein granted.

   IN WITNESS WHEREOF, the Trust has caused this Power of Attorney to be executed in its name and on its behalf by its duly authorized officer on this 5th day of June, 2007.

                                              LOOMIS SAYLES FUNDS II
                                              on behalf of its Loomis Sayles
                                              Investment Grade Bond Fund Series

                                              By: /s/ MICHAEL KARDOK
                                                  -----------------------------
                                                  Michael Kardok
                                                  Treasurer of the Trust

(SEAL)

COMMONWEALTH OF MASSACHUSETTS)
                                         )
COUNTRY OF SUFFOLK                       )

   Then personally appeared before me the above-subscribed Michael Kardok, known to me to be the Treasurer of Loomis Sayles Funds II, and acknowledged that the execution of the foregoing instrument was his free act and deed, and that he was duly authorized by the Trustees of such Trust so to act.

5th day of June, 2007


-------------------------
Notary Public
My Commission Expires:
(SEAL)